UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     July 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $187,026 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA100 SH Common Stock     084990175      250      200 SH       Sole                      200
ABBOTT LABORATORIES            Common Stock     002824100     8568   132895 SH       Sole                   107995             24900
ALLEGHENY TECHNOLOGIES INC COM Common Stock     01741R102     4350   136415 SH       Sole                   124415             12000
ALLSTATE CORP                  Common Stock     020002101     1263    36000 SH       Sole                                      36000
AMERISERV FINANCIAL INC        Common Stock     03074A102      282   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     5102   148584 SH       Sole                   133584             15000
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     6556   222096 SH       Sole                   179196             42900
AT&T INC                       Common Stock     00206R102     7018   196792 SH       Sole                   156642             40150
BANK OF UTICA NY NON VTG       Common Stock     065437204      345     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      262     6986 SH       Sole                     6986
BRT REALTY TRUST               Common Stock     055645303      130    20000 SH       Sole                    20000
CHEVRON CORP                   Common Stock     166764100      511     4842 SH       Sole                     4842
CISCO SYSTEMS INC              Common Stock     17275r102     6280   365751 SH       Sole                   305551             60200
COMMERZBANK AG ADR             Sponsored ADR    202597308       51    30000 SH       Sole                    30000
DELL INC                       Common Stock     24702R101     4827   385889 SH       Sole                   322889             63000
ELI LILLY & CO                 Common Stock     532457108     7257   169125 SH       Sole                   134725             34400
ENCANA CORP                    Common Stock     292505104     4730   227060 SH       Sole                   178660             48400
EXXON MOBIL CORP               Common Stock     30231G102      329     3844 SH       Sole                     3844
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     4537   731837 SH       Sole                   599837            132000
FORD MOTOR CO                  Common Stock     345370860     6601   688338 SH       Sole                   561338            127000
GENERAL ELECTRIC CO            Common Stock     369604103     8065   386992 SH       Sole                   317392             69600
INTEL CORP                     Common Stock     458140100      326    12240 SH       Sole                    12240
INTL BUSINESS MACHINES CORP    Common Stock     459200101      286     1464 SH       Sole                     1464
ISHARES GOLD TRUST             Ishares          464285105      156    10050 SH       Sole                    10050
KROGER CO                      Common Stock     501044101     1521    65600 SH       Sole                    12400             53200
L 3 COMMUNICATIONS INC         Common Stock     502424104     7280    98363 SH       Sole                    80763             17600
LEGG MASON INC                 Common Stock     524901105     6019   228235 SH       Sole                   184245             43990
M & T BANK CORP                Common Stock     55261F104     2269    27483 SH       Sole                    27483
MERCK & CO INC                 Common Stock     58933y105     7898   189183 SH       Sole                   152983             36200
MICROSOFT CORP                 Common Stock     594918104      747    24423 SH       Sole                    24423
NEWMONT MINING CORP            Common Stock     651639106     5829   120160 SH       Sole                   109960             10200
NOKIA CORP SPONSORED ADR       Sponsored ADR    654902204     4223  2040092 SH       Sole                  1685092            355000
OMEROS CORPORATION             Common Stock     682143102      196    19639 SH       Sole                    19639
PAN AMERN SILVER CORP          Common Stock     697900108     3512   208063 SH       Sole                   173063             35000
PFIZER INC                     Common Stock     717081103     8287   360301 SH       Sole                   295651             64650
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     7308   274103 SH       Sole                   223003             51100
PROSHARES SHORT S&P500         Common Stock     74347R503     4792   131433 SH       Sole                   131433
REDWOOD TRUST INC              Common Stock     758075402     4641   371877 SH       Sole                   262377            109500
ROYAL DUTCH SHELL PLC ADR      Sponsored ADR    780259206     6656    98715 SH       Sole                    79515             19200
SEACO LTD ORD                  Common Stock     G79441104        1    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     6656   721936 SH       Sole                   578036            143900
SPDR GOLD TR GOLD SHS          Ishares          78463V107     5087    32776 SH       Sole                    30676              2100
TECO ENERGY INC                Common Stock     872375100     6512   360580 SH       Sole                   290580             70000
TIDEWATER INC                  Common Stock     886423102      866    18689 SH       Sole                     1989             16700
TOTAL S A ADR                  Sponsored ADR    89151E109     5280   117453 SH       Sole                    91953             25500
WALGREEN CO                    Common Stock     931422109     5350   180871 SH       Sole                   143671             37200
WASHINGTON FEDERAL INC         Common Stock     938824109     8014   474495 SH       Sole                   379895             94600
                                                            187026
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